Domini Social Index Portfolio

Portfolio of Investments

January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Basic Materials-- 1.1%
Air Products & Chemicals, Inc. .............            57,800       $ 1,712,325
Alcoa, Inc. ................................            92,400         6,439,125
Bemis Company, Inc. ........................            13,100           413,469
Cabot Corporation ..........................            16,500           396,000
Calgon Carbon Corporation ..................             9,300            67,425
Caraustar Industries, Inc. .................             6,400           123,600
Catalytica, Incorporated (b) ...............             9,300           133,106
Consolidated Papers, Inc. ..................            22,500           621,563
Echo Bay Mines Ltd. ........................            33,400            43,838
Ecolab Inc. ................................            32,400         1,140,075
Fuller (H.B.) Company ......................             3,500           227,500
IMCO Recycling Inc. ........................             3,800            43,225
Mead Corporation ...........................            25,700           957,325
Minerals Technologies Inc. .................             5,100           230,138
Nucor Corporation ..........................            21,850         1,087,038
Praxair, Inc. ..............................            40,100         1,626,556
Ryerson Tull, Inc. .........................             6,400           122,000
Sigma-Aldrich Corporation ..................            25,100           840,850
Sonoco Products Company.....................            25,345           506,900
Stillwater Mining Company (b) ..............             9,500           338,438
Westvaco Corporation .......................            25,100           688,681
Worthington Industries, Inc. ...............            22,100           319,069
                                                                      ----------
                                                                      18,078,246
                                                                      ----------

Capital Goods-- 2.1%
Ault Incorporated (b) ......................               500             3,906
Avery Dennison Corporation .................            28,400         1,924,100

Issuer                                                  Shares           Value
------                                                  ------           -----
Capital Goods-- Continued
Baldor Electric Company ....................             9,100       $   155,269
Brady Corporation ..........................             5,800           164,938
CLARCOR Inc. ...............................             5,750            99,906
Cooper Industries, Inc. ....................            23,500           901,813
Cross (A.T.) Company (b) ...................             4,000            19,500
Crown Cork & Seal Company, Inc. ............            30,200           613,438
Cummins Engine Company, Inc. ...............            10,400           397,800
Deere & Company ............................            58,900         2,573,194
Dionex Corporation (b) .....................             5,400           155,250
Emerson Electric Co. .......................           109,600         6,034,850
Fastenal Company (b) .......................             9,500           415,625
Graco Inc. .................................             4,975           152,981
Granite Construction Incorporated ..........             6,550           130,591
Herman Miller, Inc. ........................            19,800           431,888
HON Industries, Inc. .......................            14,700           282,975
Hubbell Incorporated .......................            16,160           419,150
Hunt Corporation ...........................             1,600            16,000
Hutchinson Technology Incorporated (b) .....             5,700            92,625
Illinois Tool Works Inc. ...................            75,800         4,434,300
Ionics, Inc. (b) ...........................             3,900           115,538
Isco, Inc. (b) .............................               800             4,300
Lawson Products, Inc. ......................             2,300            52,900
Leggett & Platt, Inc. ......................            49,500           891,000
Merix Corporation (b) ......................             1,500            21,000
Milacron Inc. ..............................             8,600           103,738
Millipore Corporation ......................            11,400           488,063
Molex Incorporated .........................            39,537         2,011,445
Moore Corporation ..........................            21,100           122,644
National Service Industries, Inc. ..........            10,300           256,213
New England Business Service, Inc. .........             3,300            64,969

                          January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Capital Goods -- Continued
Nordson Corporation ........................             4,200       $   180,600
Osmonics, Inc. (b) .........................             3,300            28,050
Pitney Bowes Inc. ..........................            66,900         3,278,100
Sealed Air Corporation (b) .................            20,900         1,173,013
Smith (A.O.) Corporation ...................             5,400           106,313
Solectron Corporation (b) ..................            73,900         5,366,988
Spartan Motors, Inc. .......................             1,700             6,906
Standard Register Company ..................             6,700           103,850
Steelcase Inc. .............................             5,700            64,838
Thomas & Betts Corporation .................            14,600           444,388
Thomas Industries Inc. .....................             3,800            70,775
Watts Industries, Inc. .....................             6,300            95,288
                                                                      ----------
                                                                      34,471,018
                                                                      ----------

Communication Services -- 9.2%
AT&T Corp. .................................           805,877        42,510,012
Bell Atlantic Corporation ..................           391,622        24,256,088
BellSouth Corporation ......................           474,700        22,340,569
Citizens Utilities Company .................            65,367           968,249
SBC Communications Inc. .....................          860,328        37,101,645
Sprint Corporation .........................           219,800        14,218,313
Telephone and Data Systems, Inc. ...........            15,600         1,622,400
U S West, Inc. .............................           127,441         8,474,826
                                                                     -----------
                                                                     151,492,102
                                                                     -----------

Consumer Cyclicals -- 11.2%
American Greetings Corporation .............            16,100           356,213
Angelica Corporation .......................             2,100            19,425
Apogee Enterprises, Inc. ...................             6,700            30,988
AutoZone, Inc. (b) .........................            36,800           966,000
Bandag, Incorporated .......................             5,300           126,206
Banta Corporation ..........................             6,550           124,450
Bassett Furniture Industries ...............             2,900            38,425

Issuer                                                  Shares           Value
------                                                  ------           -----
Consumer Cyclicals -- Continued
Black & Decker Corporation .................            21,900       $   877,369
Block (H&R), Inc. ..........................            24,500         1,056,563
Brown Shoe Company, Inc. ...................             4,400            45,650
Centex Corporation .........................            14,800           325,600
Champion Enterprises, Inc. (b)..............            11,600            89,175
Charming Shoppes, Inc. (b) .................            25,300           172,356
Cintas Corporation .........................            27,800         1,302,258
Circuit City Stores, Inc. ..................            51,300         1,975,050
Claire's Stores, Inc. ......................            12,300           230,625
Cooper Tire and Rubber Company .............            19,000           248,188
Costco Wholesale Corporation (b) ...........           111,930         5,477,574
Dana Corporation ...........................            41,100           965,850
Delphi Automotive Systems Corp. ............           142,500         2,467,031
DeVry Inc. (b) .............................            17,500           322,656
Dillard, Inc. ..............................            26,700           512,306
Dollar General Corporation .................            67,101         1,425,896
Donnelly Corporation .......................             1,400            18,463
Dow Jones & Company ........................            22,600         1,401,200
Enesco Group, Inc. .........................             3,400            33,363
Fedders Corporation ........................             8,500            44,625
Federal-Mogul Corporation ..................            18,100           273,763
Fleetwood Enterprises, Inc. ................             8,500           138,656
Gap, Inc. (The) ............................           215,987         9,651,919
Genuine Parts Company ......................            44,500         1,073,563
Gibson Greetings, Inc. (b) .................             3,800            33,250
Handleman Company (b) ......................             7,200            75,600
Harcourt General ...........................            17,900           716,000
Harland (John H.) Company ..................             7,200           120,600

                          January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Consumer Cyclicals -- Continued
Harman International
 Industries, Inc. ..........................             4,230       $   246,926
Hartmarx Corporation (b) ...................             7,800            23,888
Hillenbrand Industries, Inc. ...............            16,500           561,000
Home Depot, Inc. ...........................           580,697        32,881,968
Huffy Corporation ..........................             2,500            14,219
IMS Health Incorporated ....................            77,300         1,734,419
Interface, Inc. ............................            12,800            62,400
Jostens, Inc. ..............................             8,000           187,500
Kaufman & Broad Home Corporation ...........            11,500           249,406
Kmart Corporation (b).......................           123,500         1,034,313
Lands' End, Inc. (b) .......................             7,600           261,725
Lee Enterprises, Inc. ......................            11,200           297,500
Lillian Vernon Corporation .................             2,200            25,575
Limited, Inc.(The) .........................            54,200         1,663,263
Liz Claiborne, Inc. ........................            14,800           500,425
Lowe's Companies, Inc. .....................            96,400         4,301,850
Marriott International, Inc. ...............            62,700         1,947,619
Mattel, Inc. ...............................           105,285         1,098,912
May Department Stores Company ..............            84,300         2,623,838
Maytag Corporation .........................            21,600           874,800
McGraw-Hill Companies, Inc. ................            49,500         2,775,094
Media General, Inc. ........................             6,700           348,819
Men's Wearhouse, Inc. (b) ..................            10,500           250,688
Meredith Corporation........................            13,000           455,000
Modine Manufacturing Company ...............             7,100           175,725
New York Times Company .....................            43,100         1,969,131
Nordstrom, Inc. ............................            34,700           763,400
Omnicom Group Inc. .........................            44,800         4,197,200
Oshkosh B'Gosh, Inc. .......................             3,800            68,875
Penney (J.C.) Company, Inc. ................            65,600         1,287,400

Issuer                                                  Shares           Value
------                                                  ------           -----
Consumer Cyclicals -- Continued
Pep Boys - Manny, Moe & Jack ...............            12,600       $    91,350
Phillips-Van Heusen Corporation ............             6,600            44,550
Reebok International Ltd. (b) ..............            13,400            98,825
Rouse Company (The) ........................            18,000           400,500
Russell Corporation ........................             7,900           118,006
Scholastic Corporation (b) .................             4,100           264,450
Sears, Roebuck and Co. .....................            95,300         2,948,344
Service Corporation International ..........            68,000           310,250
Shaw Industries, Inc. ......................            33,000           447,563
Sherwin-Williams Company (The) .............            41,800           736,725
Skyline Corporation ........................             2,200            45,375
Snap-On Incorporated .......................            16,250           436,719
Springs Industries, Inc. ...................             4,300           156,413
SPX Corporation (b) ........................             7,715           570,910
Stanley Works (The) ........................            22,600           567,825
Staples, Inc. (b) ..........................           117,100         2,788,444
Stride Rite Corporation ....................            11,200            67,900
Tandy Corporation ..........................            48,800         2,385,100
Target Corporation (b) .....................           111,100         7,339,544
Tennant Company ............................             2,100            68,250
Timberland Company (The) (b) ...............             5,200           192,400
Times Mirror Company .......................            17,200         1,018,025
TJX Companies, Inc. ........................            78,500         1,280,530
Toro Company ...............................             3,000           101,810
Toys `R' Us, Inc. (b) ......................            61,220           631,330
Venator Group, Inc. (b) ....................            35,000           210,000
VF Corporation .............................            29,500           765,155
Wal-Mart Stores, Inc. ......................         1,122,300        61,445,925
Washington Post Company ....................             2,600         1,430,000
Wellman, Inc. ..............................             8,500           147,687
Whirlpool Corporation ......................            18,600         1,083,450
                                                                     -----------
                                                                     183,813,089
                                                                     -----------

                          January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Consumer Staples -- 13.7%
Alberto-Culver Company .....................            14,000       $   343,875
Albertson's, Inc. ..........................           106,800         3,270,750
Avon Products, Inc. ........................            64,400         2,048,725
Ben & Jerry's Homemade, Inc. (b) ...........             1,200            27,300
Bergen Brunswig Corporation ................            33,536           220,080
Bestfoods ..................................            70,300         3,058,050
Bob Evans Farms, Inc. ......................            10,400           165,100
Campbell Soup Company ......................           107,900         3,392,106
Church & Dwight Co., Inc. ..................             9,800           216,213
Clorox Company .............................            59,600         2,845,900
Coca-Cola Company ..........................           622,900        35,777,819
Colgate-Palmolive Company ..................           146,900         8,703,825
Comcast Corporation (b) ....................           218,800        10,064,800
CVS Corporation ............................            98,800         3,451,825
Darden Restaurants, Inc. ...................            32,800           520,700
Deluxe Corporation .........................            18,400           492,200
Disney,Walt Company (The) ..................           520,100        18,886,131
Donnelley (R.R.) & Sons Company.............            31,500           691,031
Fleming Companies, Inc. ....................             8,900            89,000
Fort James Corporation .....................            54,700         1,463,225
General Mills Incorporated .................            76,600         2,388,963
Gillette Company ...........................           270,500        10,177,563
Great Atlantic & Pacific Tea Company, Inc. .             9,700           267,963
Hannaford Bros. Co. ........................            10,700           750,338
Heinz (H.J.) Company .......................            90,400         3,361,750
Hershey Foods Corporation ..................            34,900         1,483,250
Kellogg Company ............................           102,200         2,478,350
Kelly Services, Inc. .......................             9,075           229,144

Issuer                                                  Shares           Value
------                                                  ------           -----
Consumer Staples -- Continued
Kimberly-Clark Corporation .................           137,264       $ 8,501,789
Kroger Co. (b) .............................           209,800         3,645,275
Longs Drug Stores Corporation ..............             9,400           202,100
Luby's, Inc. ...............................             5,400            59,063
McDonald's Corporation .....................           341,500        12,699,531
MediaOne Group, Inc.(b) ....................           154,300        12,266,850
Nature's Sunshine Products, Inc. ...........             3,800            33,250
Newell Rubbermaid Inc. .....................            71,178         2,135,340
Odwalla, Inc. (b) ..........................               500             3,531
Oneida Ltd. ................................             4,000            84,500
PepsiCo, Inc. ..............................           367,100        12,527,288
Procter & Gamble Company ...................           331,400        33,429,975
Quaker Oats Company ........................            33,700         2,000,938
Ralston Purina Company .....................            81,600         2,289,900
Ruby Tuesday, Inc. .........................             7,400           138,750
Ryan's Family Steakhouse, Inc. (b) .........             8,400            75,075
Smucker (J.M.) Company .....................             7,000           122,500
Starbucks Corporation (b) ..................            45,600         1,459,200
SUPERVALU Inc. .............................            34,600           622,800
SYSCO Corporation ..........................            83,100         2,955,244
TCBY Enterprises, Inc. .....................             4,100            13,837
Tootsie Roll Industries, Inc. ..............             8,320           262,080
Tupperware Corporation .....................            13,800           225,113
Viacom, Inc. (b) ...........................            34,900         1,947,854
Walgreen Company ...........................           253,100         6,991,887
Wendy's International, Inc. ................            30,000           564,375
Whitman Corporation ........................            35,500           445,968
Whole Foods Market, Inc. (b) ...............             6,400           294,400

                          January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Consumer Staples -- Continued
Wild Oats Markets, Inc.(b) .................             5,550       $    91,575
Wrigley (Wm.) Jr. Company ..................            29,200         2,277,600
                                                                     -----------
                                                                     225,233,564
                                                                     -----------

Energy -- 0.6%
Anadarko Petroleum Corporation .............            32,200         1,056,563
Atlantic Richfield Company .................            81,400         6,267,800
Helmerich & Payne, Inc. ....................            12,500           293,750
Rowan Companies, Inc.(b) ...................            20,800           471,900
Santa Fe Snyder Corporation (b) ............            45,500           332,719
Sunoco, Inc.................................            22,500           518,906
Union Pacific Resources Group, Inc..........            63,000           693,000
                                                                       ---------
                                                                       9,634,638
                                                                       ---------

Financials -- 13.9%
Aetna, Inc .................................            39,070         2,080,478
AFLAC Inc. .................................            67,100         2,914,656
American Express Company ...................           112,900        18,607,331
American General Corporation ...............            62,362         3,831,365
American International Group, Inc...........           390,437        40,654,253
Bank One Corporation .......................           289,285         8,624,310
Capital One Financial Corporation ..........            49,700         2,037,700
Chittenden Corporation .....................             6,761           191,421
Chubb Corporation
                                                        44,400         2,497,500
CIGNA Corporation ..........................            48,600         3,487,050
Cincinnati Financial Corporation ...........            41,085         1,181,194
Dime Bancorp, Inc...........................            28,400           401,150
Edwards (A.G.), Inc.........................            23,387           774,694
Fannie Mae .................................           258,500        15,493,844
Fifth Third Bancorp ........................            77,825         5,165,634

Issuer                                                  Shares           Value
------                                                  ------           -----
Financials -- Continued
First Tennessee National Corporation .......            32,900       $   859,513
Firstar Corporation ........................           247,200         5,901,900
FirstFed Financial Corp.(b) ................             4,000            52,250
Freddie Mac ................................           175,300         8,797,869
Golden West Financial ......................            40,600         1,195,163
Household International, Inc. ..............           118,546         4,178,747
HSB Group, Inc. ............................             7,350           202,584
Jefferson-Pilot Corporation ................            26,450         1,553,938
Lincoln National Corporation ...............            49,300         1,821,019
Marsh & McLennan Companies, Inc. ...........            67,250         6,321,500
MBIA Inc. ..................................            25,100         1,256,569
MBNA Corporation ...........................           202,250         5,106,813
Mellon Financial Corp. .....................           128,300         4,402,294
Merrill Lynch & Co., Inc. ..................            93,500         8,111,125
MGIC Investment Corporation ................            27,000         1,257,188
Morgan (J.P.) & Co. Incorporated ...........            43,700         5,366,906
National City Corporation ..................           155,500         3,362,688
Northern Trust Corporation .................            56,100         3,387,038
PNC Bank Corp. .............................            74,800         3,590,400
Progressive Corporation (The) ..............            18,300         1,139,175
Providian Financial Corporation ............            35,800         3,020,625
ReliaStar Financial Corp. ..................            22,400           665,000
SAFECO Corporation .........................            32,500           796,250
Schwab (Charles) Corporation ...............           206,800         7,457,724
SLM Holding Corporation ....................            40,100         1,561,393
St.Paul Companies, Inc. (The) ..............            57,364         1,731,675

                          January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Financials -- Continued
SunTrust Banks, Inc. .......................            80,700       $ 4,806,694
Synovus Financial Corp. ....................            69,950         1,329,050
Torchmark Corporation ......................            32,900           828,669
U.S. Bancorp................................           183,500         4,071,405
UnumProvident Corp..........................            60,500         1,618,375
Value Line, Inc. ...........................             2,400            88,200
Wachovia Corporation .......................            51,100         3,273,594
Washington Mutual, Inc......................           145,602         3,694,650
Wells Fargo & Company ......................           414,200        16,568,000
Wesco Financial Corporation ................             1,800           477,000
                                                                     -----------
                                                                     227,795,563
                                                                     -----------

Healthcare -- 7.7%
Acuson Corporation (b) .....................             6,400            86,400
ADAC Laboratories (b) ......................             4,900            64,313
Allergan, Inc. .............................            33,200         1,892,400
ALZA Corporation (b) .......................            25,500           910,031
Becton Dickinson and Company ...............            63,100         1,652,431
Biomet, Inc. ...............................            28,500         1,134,656
Boston Scientific Corporation (b) ..........           104,600         2,170,450
Forest Laboratories, Inc. (b) ..............            21,100         1,424,250
Guidant Corporation (b) ....................            77,500         4,078,438
Humana Inc. (b) ............................            41,900           335,200
Johnson & Johnson ..........................           350,700        30,182,119
Mallinckrodt Inc. ..........................            17,600           507,100
Manor Care, Inc. (b) .......................            25,600           340,800
McKesson HBOC, Inc .........................            71,020         1,460,349
Medtronic,Inc ..............................           301,500        13,793,625
Merck & Co., Inc ...........................           589,500        46,459,969
Mylan Laboratories, Inc. ...................            32,600           867,975
Oxford Health Plans, Inc. (b) ..............            20,600           292,263
Schering-Plough Corporation ................           370,500        16,302,000
St. Jude Medical, Inc. (b) .................            21,000           521,063

Issuer                                                  Shares           Value
------                                                  ------           -----
Healthcare -- Continued
Stryker Corporation ........................            24,500       $ 1,543,500
Sunrise Medical Inc. (b) ...................             5,300            25,175
United American Healthcare Corporation (b) .               800             1,000
Watson Pharmaceuticals, Inc. (b) ...........            24,200           975,561
                                                                     -----------
                                                                     127,021,068
                                                                     -----------

Industrial, Construction & Housing -- 0.1%
American Power Conversion (b) ..............            48,200         1,330,021
                                                                       ---------
                                                                       1,330,021
                                                                       ---------

Natural Resources -- 0.1%
Apache Corporation .........................            28,800         1,051,200
                                                                       ---------
                                                                       1,051,200
                                                                       ---------

Technology -- 36.8%
3Com Corporation (b) .......................            88,100         4,471,075
Adaptec, Inc. (b) ..........................            25,600         1,340,800
ADC Telecommunications, Inc. (b) ...........            37,700         2,485,844
Advanced Micro Devices, Inc. (b) ...........            36,800         1,334,000
Analog Devices, Inc. (b) ...................            44,000         4,114,000
Apple Computer, Inc. (b) ...................            40,600         4,212,250
Applied Materials, Inc. (b) ................            95,400        13,093,650
Arrow Electronics, Inc. (b) ................            23,900           501,900
Autodesk, Inc. .............................            15,300           467,606
Automatic Data Processing, Inc. ............           157,674         7,479,660
Avnet, Inc .................................            10,400           558,350
BMC Software, Inc. (b) .....................            61,100         2,314,163
Ceridian Corporation (b) ...................            36,200           579,200
Cisco Systems, Inc. ........................           825,000        90,337,500
Compaq Computer Corporation ................           428,788        11,738,072
Computer Associates International, Inc. ...           135,900         9,334,631

                          January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Technology -- Continued
Compuware Corporation (b) ..................            90,300      $  1,913,231
CPI Corp. ..................................             2,400            53,550
Dell Computer Corporation (b) ..............           640,800        24,710,850
EMC Corporation (b) ........................           256,600        27,327,900
Gerber Scientific Inc. .....................             5,300            98,713
Grainger (W.W.), Inc. ......................            23,400         1,121,738
Hewlett-Packard Company ....................           257,000        27,820,250
Ikon Office Solutions, Inc. ................            37,600           303,150
Inprise Corporation (b) ....................            14,600           178,850
Intel Corporation ..........................           842,600        83,364,738
Lexmark International Group, Inc. (b) ......            32,200         3,034,850
LSI Logic Corporation (b) ..................            37,500         3,065,625
Lucent Technologies, Inc. ..................           790,200        43,658,550
Micron Technology, Inc. (b) ................            68,100         4,234,969
Microsoft Corporation (b) ..................         1,301,400       127,374,525
National Semiconductor Corporation (b) .....            43,300         2,273,250
Novell, Inc. (b) ...........................            84,000         2,803,500
Paychex, Inc. ..............................            62,200         2,740,688
PE Corp-PE Biosystems Group (b) ............             6,550         1,319,416
PeopleSoft, Inc. (b) .......................            67,700         1,523,250
Polaroid Corporation .......................            10,600           251,750
QRS Corporation (b) ........................             3,400           245,650
Qualcomm Inc. (b) ..........................           166,400        21,132,800
Sanmina Corporation (b) ....................            14,700         1,561,875
Scientific-Atlanta, Inc. ...................            19,800         1,525,838
Shared Medical Systems Corporation .........             6,700           296,475
Sun Microsystems, Inc. (b) .................           394,000        30,953,625
Symantec Corporation (b) ...................            14,500           725,906

Issuer                                                  Shares           Value
------                                                  ------           -----
Technology -- Continued
Tektronix, Inc. ............................            11,700      $    474,581
Tellabs, Inc. (b) ..........................           101,500         5,481,000
Texas Instruments Incorporated .............           202,300        21,823,113
Xerox Corporation ..........................           167,500         3,496,560
Xilinx, Inc. (b) ...........................            80,400         3,678,300
                                                                     -----------
                                                                     604,931,767
                                                                     -----------

Transportation -- 0.8%
Airborne Freight Corporation ...............            12,300           238,313
Alaska Air Group, Inc. (b) .................             6,700           213,563
AMR Corporation (b) ........................            40,900         2,200,931
Consolidated Freightways Corporation (b) ...             4,700            27,319
Delta Air Lines, Inc. ......................            34,600         1,602,413
FDX Holding Corporation (b) ................            75,300         2,979,056
GATX Corporation ...........................            12,400           356,500
Norfolk Southern Corporation ...............            96,000         1,632,000
Roadway Express, Inc. ......................             4,700           108,100
Ryder System, Inc. .........................            16,800           370,650
Southwest Airlines Co. .....................           127,175         2,026,852
UAL Corporation (b) ........................            13,400           765,475
Yellow Corporation (b) .....................             6,000            91,500
                                                                      ----------
                                                                      12,612,672
                                                                      ----------

Utilities -- 8.77%
AGL Resources Inc. .........................            14,400           246,600
American Water Works, Inc. .................            24,000           582,000
Cascade Natural Gas Corporation ............             2,600            38,513
Cleco Corporation ..........................             5,500           184,938
Connecticut Energy Corporation .............             2,500           103,594
Eastern Enterprises (b) ....................             6,800           388,875
El Paso Energy Corporation .................            57,600         1,857,600
Energen Corporation ........................             6,900           119,025
Enron Corp. ................................           180,500        12,172,469

                          January 31, 2000 (unaudited)

Issuer                                                  Shares           Value
------                                                  ------           -----
Utilities-- Continued
Equitable Resources,
 Inc........................................             8,100       $   279,450
IDACORP Inc.................................             9,500           318,844
KeySpan Corporation.........................            33,700           789,844
LG&E Energy Corp. ..........................            32,200           547,400
MCN Energy Group,Inc........................            21,300           548,475
National Fuel Gas Company ..................             9,700           432,256
New Century Energies, Inc. .................            28,900           836,290
NICOR Inc. .................................            11,800           404,150
Northwest Natural Gas Company ..............             5,800           118,900
Northwestern Corporation....................             5,300           117,263
OGE Energy Corp.............................            19,400           394,060

Issuer                                                  Shares           Value
------                                                  ------           -----
Utilities-- Continued
Peoples Energy
 Corporation................................             8,900           278,125
Potomac Electric Power Company..............            29,600           714,100
Questar Corporation.........................            20,600           315,425
Washington Gas Light Company................            11,600           291,450
Williams Companies, Inc.....................           109,600         4,247,000
                                                                      ----------
                                                                      26,326,646
                                                                      ----------

Total Investments (a)
98.8% ......................................                      $1,623,791,594
Other Assets, less liabilities--1.2% .......                          20,324,234
                                                                      ----------
Net Assets--100.0% .....................................          $1,644,115,828
            =====                                                 ==============

----------

(a) The aggregate cost for book and federal income tax purposes is $1,184,250,167, the aggregate gross unrealized appreciation is $506,503,389 and the aggregate gross unrealized depreciation is $66,960,960, resulting in net unrealized appreciation of $439,541,427.
(b)  Non-income producing security.

Domini Social Index Portfolio
Statement of Assets and Liabilities
January 31, 2000 (unaudited)

ASSETS:
  Investments at value (Cost $1,184,250,167) ...............      $1,623,791,594
  Cash .....................................................          17,711,370
  Receivable for securities sold ...........................           1,611,720
  Dividends receivable .....................................           1,335,971
                                                                   -------------
    Total assets ...........................................       1,644,450,655
                                                                   -------------

LIABILITIES:
  Accrued expenses (Note 2) ................................             334,827
                                                                         -------
Total liabilities ..........................................             334,827
                                                                         -------

NET ASSETS APPLICABLE TO INVESTORS'
  BENEFICIAL INTERESTS .....................................      $1,644,115,828
                                                                  ==============

                       See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2000 (unaudited)

INVESTMENT INCOME
 Dividends (net of foreign withholding
  tax of $304) ...................................                    $7,028,645

EXPENSES
 Management fee (Note 2) .........................     $1,504,680
 Professional fees ...............................         52,157
 Custody fees (Note 3) ...........................        165,296
 Trustee fees ....................................          9,308
 Miscellaneous ...................................          2,365
                                                           -----
 Total expenses ..................................      1,733,806
  Fees paid indirectly ...........................      (152,700)
  Expenses paid and fee waived by manager ........       (47,176)
                                                       ---------       ---------
  Net expenses ...................................                     1,533,930
                                                                       ---------

NET INVESTMENT INCOME ............................                     5,494,715
Net realized gain on investments
 Proceeds from sales .............................   $26,354,461
 Cost of securities sold .........................    24,419,372
  Net realized gain on investments ...............                     1,935,089

Net changes in unrealized appreciation
  of investments
 Beginning of period .............................   $338,923,398
 End of period ...................................    439,541,427
                                                      -----------
  Net change in unrealized appreciation ..........                   100,618,029
                                                                     -----------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .......................                  $108,047,833
                                                                    ============

                       See Notes to Financial Statements

Domini Social Index Portfolio
Statement of Changes in Net Assets

                                                Six Months Ended
                                                 January 31,2000    Year Ended
                                                   (unaudited)     July 31,1999
                                                   -----------     ------------
INCREASE (DECREASE) IN NET ASSETS
From Operations:
 Net investment income ....................... $    5,494,715   $    7,958,967
 Net realized gain on investments ............      1,935,089       15,875,272
 Net change in unrealized apprecation of
  investments ................................    100,618,029      163,202,630
                                               --------------   --------------
  Net Increase in Net Assets Resulting from
           Operations ........................    108,047,833      187,036,869
                                               --------------   --------------
Transactions in Investors' Beneficial
  Interest:
 Additions ...................................    294,103,369      531,746,685
 Reductions ..................................   (105,440,155)     (13,614,408)
                                               --------------   --------------
  Net Increase in Net Assets from Transactions
       in Investors' Beneficial Interests ....    188,663,214      518,132,277
                                               --------------   --------------
    Total Increase in Net Assets .............    296,711,047      705,169,146
NET ASSETS:
 Beginning of period .........................  1,347,404,781      642,235,635
                                               --------------   --------------
 End of period ............................... $1,644,115,828   $1,347,404,781
                                               ==============   ==============

================================================================================

Financial Highlights



                                     Six Months Ended                          Year Ended July 31,
                                      January 31,2000  --------------------------------------------------------------------
                                        (unaudited)           1999                 1998               1997            1996
                                        -----------       --------------        -----------         --------        --------
Net Assets (000's) ...........       $   1,644,116         $   1,347,405        $   642,236         $292,359        $100,401
Ratio of net investment income
   to average net assets .....                0.73%(1)              0.84%(1)           1.05%(2)         1.34%           1.48%(4)
Ratio of expenses to average
   net assets.................                0.22%(1)(3)           0.24%(1)(3)        0.24%(2)(3)      0.29%(3)        0.59%(3)(4)
Portfolio turnover rate ......                   2%                    8%                 5%               1%              5%

--------------------------------------------------------------------------------
(1) Reflects a voluntary expense reimbursement and fee waiver of 0.01% by the Manager. Had the manager not waived their fee and reimbursed expenses,the annualized ratios of net investment income and expense to average net assets for the six months ended January 31, 2000 would have been 0.72% and 0.23%, respectively, and for the year ended July 31, 1999 would have been 0.83% and 0.25%, respectively.
(2) Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respectively.
(3) Ratio of expenses to average net assets for the years ended July 31, 1999, 1998, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.20% for the six months ended January 31, 2000 and 0.20%, 0.20%, 0.25% and 0.50% for the years ended July 31, 1999, 1998, 1997 and 1996, respectively.
(4) Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the years ended July 31, 1996 would have been 1.14% and 0.85% respectively.

                       See Notes to Financial Statements

Domini Social Index Portfolio
Notes to Financial Statements
January 31, 2000 (unaudited)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.

       (A) Valuation of Investments: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

       (B) Dividend Income: Dividend income is reported on the ex-dividend date.

       (C) Federal Taxes: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

       (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

                          January 31, 2000 (unaudited)

2.TRANSACTIONS WITH AFFILIATES.

       (A) Manager. Domini Social Investments LLC ("DSIL"or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. Until December, 1999 DSIL was waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Index Portfolio (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Index Portfolio. For the six months ended January 31, 2000, DSIL waived fees totalling $47,177.

       (B) Submanager. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. Mellon Equity does not determine the composition of the Domini Social Index.

3.INVESTMENT TRANSACTIONS.

Cost of purchases and sales of investments,other than U.S. Government securities and short-term obligations,for the six months ended January 31, 2000 aggregated $189,841,588 and $26,354,461, respectively. Custody fees of the Portfolio were reduced by $152,700 which was compensation for uninvested cash left on deposit with the custodian.